GOING CONCERN (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained Earnings (Accumulated Deficit)		$ (12,577,458)	$ (6,989,124)
Net loss		(5,588,334)	(4,141,613)
Cash and cash equivalents		11,222	$ 3,671	$ 6,781
Working capital deficit		$ 4,007,785
Convertible Notes [Member] | Subsequent Event [Member]
Working capital deficit	$ 2,971,652